Note 12 - Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	March 31, 2024
	(Unaudited)
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$8,130	$(1,219)	$6,911
Trade names	4,700	(353)	4,347
Developed technology	2,880	(432)	2,448
Customer Contracts	250	(231)	19
Total intangible assets	$15,960	$(2,235)	$13,725
	December 31, 2023
	(Audited)
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$8,130	$(807)	$7,323
Trade names	4,700	(224)	4,476
Developed technology	2,880	(281)	2,599
Customer Contracts	250	(225)	25
Total intangible assets	$15,960	$(1,537)	$14,423

	December 31, 2023
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$8,130	$(807)	$7,323
Trade names	4,700	(224)	4,476
Developed technology	2,880	(281)	2,599
Customer Contracts	250	(225)	25
Total intangible assets	$15,960	$(1,537)	$14,423
	December 31, 2022
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$—	$—	$—
Trade names	—	—	—
Developed technology	—	—	—
Customer Contracts	250	(200)	50
Total intangible assets	$250	$(200)	$50

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year	Amount
2024 (remaining nine months)	$2,023
2025	2,672
2026	2,672
2027	2,672
2028	1,571
Thereafter	2,115
Total	$13,725

2024	$2,721
2025	2,672
2026	2,672
2027	2,672
2028	1,571
Thereafter	2,115
Total	$14,423